CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Operating activities
Net loss	[1]	$ (80.2)	$ (21.7)
Adjustment to reconcile net loss to net cash provided by operating activities
Depreciation and amortization		35.8	30.2
Amortization of capitalized financing costs		2.1	1.9
Loss on extinguishment of debt		7.1
Deferred income taxes		(0.4)	0.4
Provision for bad debts		5.4	2.5
Revaluation of contingent liabilities		(7.0)	6.8
Impairment on software development costs		0.4
Equity-based compensation expense		50.0
Other noncash items		(0.1)	(0.7)
Impact of lease modifications		(12.4)
Change in operating assets and liabilities
Accounts receivable		4.8	(11.7)
Contract assets		(0.6)	(1.8)
Prepaid expenses and other current assets		(0.7)	(0.9)
Inventory		0.1	(2.0)
Accounts payable		6.6	11.8
Accrued expenses and other current liabilities		(6.7)	5.2
Deferred revenue		2.5	2.9
Net cash provided by operating activities		6.7	22.9
Investing activities
Residual commission buyouts		(0.4)	(0.7)
Acquisition of property, plant and equipment		(1.4)	(6.2)
Capitalized software development costs		(5.1)	(2.2)
Customer acquisition costs		(9.8)	(8.8)
Net cash used in investing activities		(16.7)	(17.9)
Financing activities
IPO proceeds, net of underwriting discounts and commissions		372.9
Proceeds from private placement		100.0
Payments for offering costs		(7.2)
Proceeds from long-term debt			20.0
Proceeds from revolving line of credit		68.5
Repayment of debt		(191.9)	(2.6)
Repayment of revolving line of credit		(89.5)	(20.0)
Payments on contingent liabilities		(1.1)	(1.6)
Deferred financing costs			(0.3)
Preferred return on preferred stock		(0.9)
Capital distributions		(0.5)	(0.1)
Net cash (used in) provided by financing activities		250.3	(4.6)
Change in cash		240.3	0.4
Beginning of period		3.7	4.8
End of period		244.0	5.2
Supplemental disclosures of cash flow information
Cash paid for income taxes		0.1	0.1
Cash paid for interest		26.6	23.2
Noncash financing activities
Accrued preferred return on redeemable preferred units			$ 2.5
Contingent consideration settled with Class A common stock		21.1
Short-term financing for directors and officers insurance		3.4
Preferred return on preferred stock settled with LLC Interests		2.3
Noncash operating activity
Deferred compensation settled with restricted stock units		$ 2.1

[1]	Net loss is equal to comprehensive loss.